CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2023	Jul. 20, 2023
ASSETS
Current assets	$ 1,577,000
TOTAL ASSETS	3,486,000
LIABILITIES AND EQUITY
TOTAL LIABILITIES	39,358,000
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value per share; 10,000,000 shares authorized as of December 31, 2023 and July 20, 2023; 1,000,000 shares issued and outstanding at December 31, 2023 and July 20, 2023	39,000
Total redeemable crossover preferred shares and capital deficiency	(67,490,000)
Total liabilities, net of capital deficiency	3,486,000
Holdco Nuvo Group D G Ltd [Member]
ASSETS
Current assets	99,160	$ 0
TOTAL ASSETS	99,160	0
LIABILITIES AND EQUITY
Current liabilities – related parties	99,160	0
TOTAL LIABILITIES	99,160	0
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value per share; 10,000,000 shares authorized as of December 31, 2023 and July 20, 2023; 1,000,000 shares issued and outstanding at December 31, 2023 and July 20, 2023
Total redeemable crossover preferred shares and capital deficiency	0	0
Total liabilities, net of capital deficiency	$ 99,160	$ 0